(2_FIDELITY_LOGOS)FIDELITY INVESTMENTS
VARIABLE ANNUITY ACCOUNT I






ANNUAL REPORT
DECEMBER 31, 1995


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF FIDELITY
INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITY NOR MUTUAL FUND
SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STATEMENT OF ASSETS AND LIABILITIES



FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




                                                                                DECEMBER 31, 1995

ASSETS

Investments at Current Market Value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 389,090,566 shares (cost $389,090,566)               $ 389,090,566

  High Income Portfolio - 14,580,158 shares (cost $164,501,539)                  175,690,900

  Equity-Income Portfolio - 60,828,670 shares (cost $924,251,496)                1,172,168,564

  Growth Portfolio - 24,523,521 shares (cost $554,598,145)                       716,086,802

  Overseas Portfolio - 10,727,425 shares (cost $169,954,198)                     182,902,593



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio - 5,585,515 shares (cost $65,439,944)          69,707,228

  Asset Manager Portfolio - 46,931,724 shares (cost $671,552,263)                741,051,925

  Index 500 Portfolio - 1,553,826 shares (cost $101,029,768)                     117,640,201

  Asset Manager Growth Portfolio - 4,338,467 shares (cost $47,893,413)           51,107,139

  Contrafund Portfolio - 33,186,202 shares (cost $400,203,737)                   457,305,867



   Total Assets                                                                 $ 4,072,751,785



LIABILITIES



   Total Liabilities                                                             0



NET ASSETS

 Variable Annuity Contracts                                                     $ 4,007,720,676

 Annuity Reserves                                                                61,168,184

 Retained in Variable Account by Fidelity Investments Life Insurance Company     3,862,925



   Total Net Assets                                                             $ 4,072,751,785


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




          SUBACCOUNTS INVESTING IN:



            VIP -                   VIP -                   VIP -                                                  VIP -
            MONEY MARKET            HIGH INCOME             EQUITY-INCOME             VIP - GROWTH                 OVERSEAS



            12/31/95    12/31/94    12/31/95    12/31/94    12/31/95     12/31/94     12/31/95          12/31/94   12/31/95

INCOME:

 Dividends  $ 20,938,18 $ 11,686,93 $ 7,310,462 $ 9,735,149 $ 54,694,031 $ 31,623,79  $ 2,257,895    $ 17,356,33    $ 1,831,239
            5           1                                                5                           5

EXPENSES:

 Mortality,
expense    3,678,351
 risk and admin-
  istrative
charges                 2,723,808   1,424,671   991,614     8,919,504    4,897,920    5,588,458      3,309,856      2,035,083

Net
investment 17,259,834   8,963,123   5,885,791   8,743,535   45,774,527   26,725,875   (3,330,563)    14,046,479     (203,844)
 income (loss)

Realized
gain       0            0           3,468,694   854,088     4,662,258    1,613,266    11,540,837     3,529,822      12,959,632

Unrealized appreciation
 (depreciation) during
 the
year       0            0           14,660,109  (12,216,01  205,095,093  (3,051,717)  132,834,43     (18,591,88     2,395,325
                                                3)                                    6              6)

Net increase (decrease)
 in net assets from
 operat
ions       17,259,834   8,963,123   24,014,594  (2,618,390) 255,531,878  25,287,424   141,044,71     (1,015,585)    15,151,113
                                                                                      0

Payments received
 from contract
 owners    589,374,91   645,128,30  12,599,198  10,302,633  57,511,018   49,775,058   45,108,759     33,823,761     8,380,232
           4            7

Transfers between
 subaccounts,
net        (537,429,1   (440,313,0  46,281,625  (7,640,512) 249,610,294  188,039,12   137,989,44     97,577,220     (86,638,42
            37)         68)                                              1            1                             6)

Transfers for contract
 benefits and
 terminat
ions       (22,365,62   (10,448,76  (2,787,385) (1,753,628) (20,090,771) (8,045,269)  (12,135,04     (6,747,012)    (5,189,348)
            0)          8)                                                            7)

Other transfers (to)
 from Fidelity Invest-
 ments Life Insurance
 Co., net  (4,245,397)  (6,617,738) 197,290     (335,197)   (533,194)    (1,005,641)  (60,732)       (733,767)      (673,124)

Net increase in net
 assets from contract
 transact
ions       25,334,760   187,748,73  56,290,728  573,296     286,497,347  228,763,26   170,902,42     123,920,20     (84,120,66
                        3                                                9            1              2              6)

Retained in (returned
 from) Variable
 Annuity Account I,
net        78,923       83,389      77,233      (66,040)    602,520      (35,387)     338,618        38,235         (48,579)

Total increase
(decrease) 42,673,517   196,795,24  80,382,555  (2,111,134) 542,631,745  254,015,30   312,285,74     122,942,85     (69,018,13
 in net assets          5                                                6            9              2              2)

Net assets at beginning
 of period 346,417,04   149,621,80  95,308,345  97,419,479  629,536,819  375,521,51   403,801,05     280,858,20     251,920,72
           9            4                                                3            3              1              5

Net assets at end
 of period $ 389,090,5  $ 346,417,0 $ 175,690,9 $ 95,308,34 $ 1,172,168,5 $ 629,536,8  $ 716,086,8    $ 403,801,0    $ 182,902,5
           66           49          00          5           64            19           02             53             93

                                                                                      VIP II -
              VIP II -                                                                ASSET
  VIP -       INVESTMENT              VIP II -                VIP II -                MANAGER:    VIP II -
  OVERSEAS    GRADE BOND              ASSET MANAGER           INDEX 500               GROWTH      CONTRAFUND  TOTAL

12/31/94      12/31/95    12/31/94    12/31/95    12/31/94                12/31/94    12/31/95*   12/31/95*             12/31/94
                                                              12/31/95                                     12/31/95
$ 927,365  $ 1,682,779 $ 146,009   $ 17,964,09 $ 43,505,78 $ 502,158   $ 31,421    $ 2,142,569 $ 5,839,546 $115,162,957 $115,012,794
                                      3           9


 2,337,367    565,912     493,299     7,872,594   9,305,324   599,028     203,190     285,667     2,454,097   33,423,365 24,262,378

              1,116,867   (347,290)   10,091,499  34,200,465  (96,870)    (171,769)   1,856,902   3,385,449   81,739,592 90,750,416
 (1,410,002)

 2,699,999    681,765     164,646     35,055,886  8,525,009   1,070,836   122,245     327,488     1,396,988   71,164,384 17,509,075



 (3,980,894)  6,589,640 (2,318,772) 68,350,367 (111,856,42 15,941,637  116,393     3,213,726   57,102,130  506,182,463 (151,899,318)
                                                  9)





 (2,690,897)  8,388,272 (2,501,416) 113,497,75  (69,130,955 16,915,603  66,869      5,398,116   61,884,567  659,086,439 (43,639,827)
                                    2           )



 36,453,091   3,797,513   2,843,791   14,616,755  74,008,649  9,671,827   2,126,520   7,219,229 66,578,676  814,858,121 854,461,810


 68,743,917   12,841,617  (8,909,404) (259,695,7  97,040,979  67,738,298  5,461,747   38,762,122  330,539,95  0         0
                                      89)                                                         5



 (4,757,369) (2,353,886) (1,772,096) (27,122,69  (19,839,734 (1,660,150) (553,236)   (419,868) (2,976,326) (97,101,098) (53,917,112)
                                      7)          )




 (321,867)  (18,023)    (282,453)   (4,923,994) (4,640,807) 125,425     (50,148)    102,104     893,178     (9,136,467) (13,987,618)



 100,117,77 14,267,221  (8,120,162) (277,125,7  146,569,08  75,875,400  6,984,883   45,663,587  395,035,48  708,620,556 786,557,080
2                                    25)        7                                               3





 41,762       14,585      (84,606)    (63,314)    (365,925)   108,453     (17,417)    45,436      385,817     1,539,692  (405,989)



 97,468,637 22,670,078  (10,706,18  (163,691,2  77,072,207  92,899,456  7,034,335   51,107,139  457,305,86  1,369,246,68 742,511,264
                        4)          87)                                                         7           7



 154,452,08 47,037,150 57,743,334  904,743,21  827,671,00  24,740,745  17,706,410  0           0           2,703,505,09 1,960,993,83
8                                     2           5                                                        8            4


$251,920,7 $ 69,707,22 $ 47,037,15 $ 741,051,9 $ 904,743,2 $ 117,640,2 $ 24,740,74 $ 51,107,13 $ 457,305,8 $4,072,751,7 $2,703,505,0
25         8           0           25          12          01          5           9           67          85           98


* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995.
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION.
Fidelity Investments Variable Annuity Account I (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company
(FILI) on July 22, 1987 and exists in accordance with the regulations of the Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp. Beginning in 1995, FILI added two new subaccounts to the Account; Asset
Manager: Growth and Contrafund.
2. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.
The operations of the Account are included in the federal income tax return of FILI, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the Code).
3. EXPENSES.
FILI deducts a daily charge from the net assets of the Account (equivalent to an effective annual rate of 1% of net assets) for administrative expenses and for the assumption of mortality and expense risks. FILI also deducts an annual maintenance charge of $30 from the Fidelity Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
4. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc.
(FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI is the distributor and principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.

5. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1995:

                   PURCHASES     SALES

Money Market       $             $
                   236,741,106   194,067,589

High Income        $             $
                   101,496,876   39,243,123

Equity-Income      $             $
                   344,537,096   11,662,701

Growth             $             $
                   198,936,009   31,025,534

Overseas           $             $
                   10,616,367    94,989,474

Investment Grade   $             $
                   26,555,526    11,156,850

Asset Manager      $             $
                   18,248,586    285,346,129

Index 500          $             $
                   81,288,083    5,401,100

Asset Manager:     $             $
Growth             51,152,381    3,586,459

Contrafund         $             $
                   404,441,045   5,634,299

6. UNIT VALUES.
A summary of changes in accumulation unit values and accumulation units outstanding for variable annuity contracts at December 31, 1995 and 1994 are as follows:

                       PAYMENTS
        BEGINNING    RECEIVED           TRANSFERS       CONTRACT
        BALANCE        FROM CONTRACT    BETWEEN         TERMINATION     ENDING BALANCE
                       OWNERS           SUBACCOUNTS,    S
                                        NET



                                       UNITS                     UNITS   UNIT VALUE   DOLLARS



JANUARY 1, 1995 TO DECEMBER 31, 1995





 Money Market Subaccount          24,546,739    38,644,291    (35,319,303)    (1,602,881)    26,268,846   $14.66   $ 385,129,503

 High Income Subaccount           5,106,950     605,925       2,334,094       (249,654)      7,797,315    $22.05    171,920,260

 Equity-Income Subaccount         30,415,281    2,381,915     10,482,774      (1,342,848)    41,937,122   $27.44    1,150,938,872

 Growth Subaccount                17,470,386    1,561,974     4,557,411       (569,902)      23,019,869   $30.80    708,919,066

 Overseas Subaccount              14,336,196    467,953       (4,944,962)     (298,811)      9,560,376    $19.00    181,618,833

 Investment Grade Subaccount      3,151,087     239,183       796,388         (193,551)      3,993,107    $16.99    67,854,942

 Asset Manager Subaccount         56,621,559    875,715       (15,993,891)    (1,681,742)    39,821,641   $18.29    728,500,356

 Index 500 Subaccount             2,102,667     687,171       4,837,242       (293,280)      7,333,800    $15.54    113,950,091

 Asset Manager: Growth            0             646,949       3,573,788       (185,303)      4,035,434    $12.21    49,254,936
Subaccount*

 Contrafund Subaccount*           0             5,345,476     27,832,893      (756,423)      32,421,946   $13.87    449,633,817

                                                                                                                   $ 4,007,720,67
                                                                                                                   6

JANUARY 1, 1994 TO DECEMBER 31, 1994

 Money Market Subaccount          10,961,418    45,986,781    (31,511,315)    (890,145)      24,546,739   $13.99   $ 343,347,546

 High Income Subaccount           5,122,946     543,753       (428,508)       (131,241)      5,106,950    $18.47    94,304,578

 Equity-Income Subaccount         19,318,902    2,475,299     9,202,615       (581,535)      30,415,281   $20.52    624,110,772

 Growth Subaccount                12,073,224    1,498,018     4,281,623       (382,479)      17,470,386   $22.98    401,457,004

 Overseas Subaccount              8,857,429     2,027,482     3,743,391       (292,108)      14,336,196   $17.50    250,816,040

 Investment Grade Subaccount      3,714,356     189,214       (615,576)       (136,909)      3,151,087    $14.63    46,099,576

 Asset Manager Subaccount         48,441,225    4,435,210     5,336,152       (1,591,026)    56,621,559   $15.80    894,583,891

 Index 500 Subaccount             1,509,615     186,966       474,149         (68,063)       2,102,667    $11.44    24,053,586





                                                                                                        $ 2,678,772,99
                                                                                                             3

* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1995.


REPORT OF INDEPENDENT ACCOUNTANTS
To the Contract Owners of Fidelity Investments
Variable Annuity Account I:
We have audited the accompanying statement of assets and liabilities of Fidelity Investments Variable Annuity Account I (comprised of Money Market Subaccount, High Income Subaccount, Equity-Income Subaccount, Growth Subaccount, Overseas Subaccount, Investment Grade Bond Subaccount, Asset Manager Subaccount, Index 500 Subaccount, Asset Manager: Growth Subaccount and Contrafund Subaccount) of Fidelity Investments Life Insurance Company as of December 31, 1995, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company as of December 31, 1995, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 26, 1996


(registered trademark)
America's largest privately-held investment management organization. Fidelity Retirement Reserves (policy form FVA-88200), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company.
Fidelity Brokerage Services, Inc., member NYSE, SIPC, Fidelity Insurance Agency, Inc. and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.
82 Devonshire Street, Boston, MA 02109